UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2018

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2018 Morgan Stanley

DINSAN
2131896 EXP. 06.30.2019

INVESTMENT MANAGEMENT

Morgan Stanley Global Fixed Income Opportunities Fund

Semi-Annual Report

April 30, 2018

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	11
Portfolio of Investments	13
Statement of Assets and Liabilities	40
Statement of Operations	41
Statements of Changes in Net Assets	43
Notes to Financial Statements	44
Financial Highlights	68
Privacy Notice	74

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2018

Total Return for the 6 Months Ended April 30, 2018
Class A	Class B	Class L	Class I	Class C	Class IS
1.31%	0.92%	1.18%	1.63%	1.15%	1.66%
Total Return for the 6 Months Ended April 30, 2018
Bloomberg Barclays Global Aggregate (Hedged USD) Index[1]	Global Fixed Income Opportunities Blend Index[2]	Lipper Global Income Funds Index[3]
–0.11%	–0.11%	0.58%

The performance of Morgan Stanley Global Fixed Income Opportunities Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Given the relative stability in economic data and monetary policy, we believe that technical forces largely drove fixed income market trading in the reporting period. The first few months of 2018 saw large volumes of corporate issuance. Dealers had very limited scope to absorb the supply given balance sheet and capital constraints. In addition, the repatriation of corporate cash (driven by the recent tax law change) has reduced demand for high-quality, short-maturity securities, pushing up funding costs. Spread widening of short-term paper extended out the curve. This led to spread widening in investment grade and high yield corporate bonds, emerging markets debt and pockets of the asset-backed bond sector.

On top of technical forces, trade war headlines kept demand in check. On trade, we believe that the U.S. administration could ultimately be satisfied if China makes real concessions in other economic or geopolitical areas. In our view, tariffs and other hardline threats are tools to push China to negotiate. In addition, the administration could potentially tie trade and geopolitics, softening on trade if China helps on North Korea. Given the upcoming mid-term elections and the largely bipartisan view that China has been abusing World Trade Organization (WTO) rules, we do expect to see more trade-related volatility in the near term, though we believe the outcome is likely to be relatively benign.

The Federal Open Market Committee (FOMC) raised the fed funds rate by 25 basis points (bps) in March, which was widely anticipated by markets. In its update of the "dot plot," the FOMC still anticipates a median of three total hikes in 2018. However, it raised the median forecast for 2019 and 2020 by about one hike. The terminal rate was raised to 2.9% from 2.75%.(i) In addition, economic projections were upbeat, with growth projected at 2.7% for 2018 and core personal consumption expenditures expected to hit 2.1% in 2019. New Federal Reserve (Fed) Chairman Powell struck a pragmatic tone in his inaugural press conference, emphasizing that policy will adjust based on the data.

(i)  Source: U.S. Federal Reserve as of March 21, 2018.

Global treasury yields generally rose over the period, with U.S. Treasury 10-year yields climbing 57 bps and German bund 10-year yields climbing 20 bps, while Japanese government bond 10-year yields fell 2 bps.(ii) Yields on European peripheral debt also tightened in the period, especially in Greece, Portugal and Spain.

Performance Analysis

All share classes of the Fund outperformed the Bloomberg Barclays Global Aggregate (Hedged USD) Index (the "Index"), the Global Fixed Income Opportunities Blend Index and the Lipper Global Income Funds Index for the six months ended April 30, 2018, assuming no deduction of applicable sales charges.

The Fund benefited from both macro and credit decisions in the period. Overweights to rates and spreads contributed to relative performance, especially within convertible securities and corporate bonds in the investment grade and high yield segments. Interest rate swap derivative positions contributed to performance in the period. Conversely, currency exposure in emerging markets (EM) detracted from performance, particularly in Argentina, Brazil, Russia and Indonesia, although this was more than offset by EM rate exposure, with the largest positive contributions from Argentina, Russia, Peru and South Africa.

The largest spread sector contributor to positive performance was the Fund's allocation to non-agency residential mortgage-backed securities (RMBS). Non-agency MBS spreads continued their tightening trend, posting strong gains, while cash flow and credit performance continued to improve. Fundamental U.S.

housing market and mortgage market conditions remained positive. National home prices continued to rise, and despite the recent increases in home prices, U.S. homes remain affordable from a historical perspective when comparing median incomes against the cost of owning a median-priced home.(iii) Commercial mortgage-backed securities (CMBS) exposure was also a positive contributor as the sector also performed well.

In the end of the reporting period, U.S. yields sold off while other markets consolidated, following March's volatility. With the exception of the U.S., developed economy growth indicators continued to surprise on the downside even if they continued to point to continued expansion. The March surge in EM growth surprises also subsided but the balance remained in positive territory. A strong earnings season from U.S. corporates reinforced the thesis that the global economy remains in robust health even if the pace of growth has slowed since the last quarter of 2017. However, equities struggled to make further headway during April, with the S&P 500 Index closing only marginally higher at month-end, while U.S. corporate credit spreads were only marginally tighter.

(ii)  Source: Bloomberg L.P. Data as of April 30, 2018.

(iii)  Source: National Association of Realtors.

There has also been a notable divergence in inflation data. U.S. core inflation has risen towards the Fed's target, partly for technical factors (base effects in telecommunications) but also because other important components, like shelter, have remained resilient. This should help the Fed stay on the path of gradual policy normalization and has caused the market to fully price three rate hikes for 2018, one more than it had at the beginning of the year. In the eurozone, by contrast, inflation data have come in weaker than expected, increasing the risk that the European Central Bank will NOT want to end its quantitative easing program in 2018. In the U.K., a weaker March inflation reading, as measured by the consumer price index, contributed to the market reversing its expectations of a May rate hike, although a rate hike this year is still priced with a 70 percent probability. These divergences are pushing the yield spreads between U.S. and European government bonds to multi-decade wides, which are likely to persist given the divergences in monetary policy action.

It would appear that the markets, having absorbed the incoming data, are now settling into new ranges. However, it is worth noting how different these ranges are from those that prevailed at the beginning of the year. For example, at the beginning of 2018, the consensus analyst view was that the 10-year U.S. Treasury yield would end 2018 around 2.75 percent.(iv) Now the consensus view suggests yields fluctuating in a 2.80 to 3.00 percent range with a bias to the upper end of the range. This may happen until the economic narrative changes again. As the saying goes, ranges are meant to be broken.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(iv)  Source: Sources compiled by Morgan Stanley Investment Management as of April 30, 2018.

PORTFOLIO COMPOSITION* as of 04/30/18
Corporate Bonds	36.8%
Sovereign	23.0
Asset-Backed Securities	12.3
Mortgages — Other	11.3
Short-Term Investments	6.9
Variable Rate Senior Loan Interests	5.1
Commercial Mortgage-Backed Securities	3.7
Collateralized Mortgage Obligations — Agency Collateral Series	0.6
U.S. Treasury Security	0.3
Agency Fixed Rate Mortgages	0.0	**

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2018. Does not include open long/short futures contracts with a value of $179,789,346 and net unrealized appreciation of $315,727. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $3,805,762 and does not include open swap agreements with net unrealized appreciation of $801,528.

**  Amount is less than 0.05%.

LONG-TERM CREDIT ANALYSIS as of 04/30/18
AAA	3.3%
AA	1.9
A	12.8
BBB	24.9
BB	16.1
B or Below	22.6
Not Rated	18.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2018
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class L Shares*** (since 07/28/97) DINCX	Class I Shares† (since 07/28/97) DINDX	Class C Shares†† (since 04/30/15) MSIPX		Class IS Shares††† (since 09/13/13) MGFOX
1 Year	5.00 0.47[5]	%[4]	4.20 –0.80[5]	%[4]	4.74 —%[4]	5.45 —%[4]	4.47 3.47[5]	%[4]	5.51 —%[4]
5 Years	3.12[4] 2.23[5]		2.37[4] 2.02[5]		2.87[4] —	3.49[4] —	— —		— —
10 Years	5.13[4] 4.66[5]		4.59[4] 4.59[5]		4.69[4] —	5.47[4] —	— —		— —
Since Inception	4.07[4] 3.85[5]		4.45[4] 4.45[5]		3.53[4] —	4.36[4] —	2.44[4] 2.44[5]		4.85[4] —
Gross Expense Ratio	0.91		1.95		1.14	0.58	1.59		0.52

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

***  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS had no sales charge.

(1)  The Bloomberg Barclays Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Barclays Global Aggregate Index (unhedged USD), a benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets with returns in unhedged USD, from the Fund's inception to December 31, 2016 to the new benchmark represented by Bloomberg Barclays Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in a index.

(3)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/17 – 04/30/18.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/17	04/30/18	11/01/17 – 04/30/18
Class A
Actual (1.31% return)	$1,000.00	$1,013.10	$4.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.43	$4.41
Class B
Actual (0.92% return)	$1,000.00	$1,009.20	$7.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.96	$7.90
Class L
Actual (1.18% return)	$1,000.00	$1,011.80	$5.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.19	$5.66
Class I
Actual (1.63% return)	$1,000.00	$1,016.30	$2.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.02	$2.81
Class C
Actual (1.15% return)	$1,000.00	$1,011.50	$7.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.85
Class IS
Actual (1.66% return)	$1,000.00	$1,016.60	$2.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.27	$2.56

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.88%, 1.58%, 1.13%, 0.56%, 1.57% and 0.51% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.89%, 2.28%, 1.14%, 0.57%, 1.58% and 0.52% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (36.9%)
		Australia (1.8%)
		Consumer, Non-Cyclical
	$950	Transurban Finance Co., Pty Ltd. (a)	3.375%	03/22/27	$885,562
	1,550	Woolworths Group Ltd. (a)	4.00	09/22/20	1,572,384
					2,457,946
		Energy
	1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,196,760
		Finance
EUR	1,800	Commonwealth Bank of Australia	2.00	04/22/27	2,252,945
	$1,375	Macquarie Group Ltd. (a)	4.15	03/27/24	1,370,534
					3,623,479
		Industrials
EUR	1,850	Aurizon Network Pty Ltd.	3.125	06/01/26	2,467,063
		Total Australia			9,745,248
		Austria (0.2%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	10/09/43	863,959
		Belgium (0.4%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(b)	1,346,293
	700	Solvay Finance SA	5.425	(b)	982,177
		Total Belgium			2,328,470
		Brazil (1.0%)
		Consumer, Non-Cyclical
	$1,225	Minerva Luxembourg SA (a)(c)	5.875	01/19/28	1,094,476
		Energy
	2,400	Petrobras Global Finance BV	6.125	01/17/22	2,539,920
		Finance
	450	Banco Daycoval SA (a)	5.75	03/19/19	457,036
	1,100	Itau Unibanco Holding SA (a)	6.50	(b)	1,082,400
					1,539,436
		Total Brazil			5,173,832

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Canada (0.7%)
		Basic Materials
	$1,210	Eldorado Gold Corp. (a)	6.125%	12/15/20	$1,122,275
	1,000	IAMGOLD Corp. (a)	7.00	04/15/25	1,022,500
					2,144,775
		Energy
	1,425	Baytex Energy Corp. (a)	5.125	06/01/21	1,353,750
		Total Canada			3,498,525
		Chile (0.3%)
		Consumer, Non-Cyclical
	425	Cencosud SA (a)(c)	6.625	02/12/45	453,398
		Energy
	1,300	Geopark Ltd. (a)	6.50	09/21/24	1,296,750
		Total Chile			1,750,148
		China (0.9%)
		Basic Materials
	575	Syngenta Finance NV. (a)	4.441	04/24/23	573,678
		Communications
	630	Baidu, Inc.	2.875	07/06/22	606,872
	2,500	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,378,623
					2,985,495
		Energy
	1,000	Moss Creek Resources Holdings, Inc. (a)	7.50	01/15/26	1,008,750
		Total China			4,567,923
		Denmark (0.0%)
		Finance
DKK	(d)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00	07/01/29	—	@
		France (1.7%)
		Communications
	$500	SFR Group SA (a)	6.00	05/15/22	493,435
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific SE	4.875	(b)	657,547

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Energy
EUR	400	TOTAL SA	2.708%		(b)	$507,249
	250	TOTAL SA	3.875		(b)	332,128
	$600	TOTAL SA, Series FP	0.50		12/02/22	667,950
						1,507,327
		Finance
	875	BPCE SA (a)	5.15		07/21/24	906,032
EUR	1,400	Credit Agricole Assurances SA	4.50		(b)	1,863,135
						2,769,167
		Industrials
	1,300	Airbus SE, Series AIR	0.00	(e)	07/01/22	1,885,143
	1,000	Safran SA, Series SAF	0.00	(e)	12/31/20	1,295,350
						3,180,493
		Utilities
	500	Electricite de France SA	5.00		(b)	652,597
		Total France				9,260,566
		Germany (2.5%)
		Basic Materials
	$1,250	BASF SE, Series BAS	0.925		03/09/23	1,229,375
		Communications
EUR	800	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH	4.00		01/15/25	1,026,315
		Consumer, Cyclical
	500	Volkswagen International Finance N.V.	4.625		(b)	669,070
		Consumer, Non-Cyclical
	200	Fresenius SE & Co. KGaA, Series FREG	0.00	(e)	01/31/24	243,814
		Finance
	$2,550	Deutsche Bank AG	2.70		07/13/20	2,502,017
	2,625	Deutsche Bank AG	3.15		01/22/21	2,579,876
EUR	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00		05/26/41	1,683,958
	1,100	Vonovia Finance BV	4.625		04/08/74	1,377,828
						8,143,679
		Industrials
	900	Deutsche Post AG, Series DPW	0.05		06/30/25	1,124,966

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Utilities
GBP	500	RWE AG	7.00%		(b)	$715,497
		Total Germany				13,152,716
		India (0.4%)
		Energy
	$2,060	ONGC Videsh Vankorneft Pte Ltd.	3.75		07/27/26	1,951,520
		Ireland (0.3%)
		Finance
	500	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.75		05/15/19	503,798
		Industrials
	1,000	Park Aerospace Holdings Ltd. (a)	5.25		08/15/22	997,500
		Total Ireland				1,501,298
		Israel (0.3%)
		Consumer, Non-Cyclical
	175	Teva Pharmaceutical Finance Netherlands III BV	2.80		07/21/23	146,983
	1,325	Teva Pharmaceutical Finance Netherlands III BV (a)(c)	6.75		03/01/28	1,311,114
		Total Israel				1,458,097
		Italy (0.7%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	754,026
		Finance
	1,100	Assicurazioni Generali SpA	10.125		07/10/42	1,780,022
	$1,000	Intesa Sanpaolo SpA (a)	6.50		02/24/21	1,073,005
						2,853,027
		Total Italy				3,607,053
		Jamaica (0.2%)
		Communications
	1,000	Digicel Ltd. (c)	6.00		04/15/21	955,000
		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(e)	09/30/22	1,181,165

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Jersey (0.1%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125%		07/24/19	$590,604
		Kazakhstan (0.2%)
		Energy
	$775	Nostrum Oil & Gas Finance BV (a)	7.00		02/16/25	747,100
	510	Nostrum Oil & Gas Finance BV	8.00		07/25/22	521,385
		Total Kazakhstan				1,268,485
		Mexico (0.4%)
		Basic Materials
	1,382	Mexichem SAB de CV (a)	5.50		01/15/48	1,262,803
		Communications
EUR	800	America Movil SAB de CV	0.00	(e)	05/28/20	957,385
		Total Mexico				2,220,188
		Netherlands (1.4%)
		Finance
	1,400	ASR Nederland N.V.	5.00		(b)	1,890,228
	1,825	Cooperatieve Rabobank UA	5.50		(b)	2,389,243
	$1,325	ING Bank N.V. (a)	5.80		09/25/23	1,426,015
EUR	1,200	NN Group	4.50		(b)	1,587,460
		Total Netherlands				7,292,946
		Portugal (0.3%)
		Utilities
	1,000	EDP - Energias de Portugal SA	5.375		09/16/75	1,343,188
		Spain (1.6%)
		Communications
	700	Telefonica Europe BV	5.875		(b)	970,380
		Energy
	500	Repsol International Finance BV	4.50		03/25/75	664,198

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Finance
EUR	1,000	Banco Bilbao Vizcaya Argentaria SA	6.75%		(b)	$1,305,290
	1,000	Banco Santander SA	3.125		01/19/27	1,304,775
	900	Banco Santander SA	6.25		(b)	1,128,275
	$800	Banco Santander SA	6.375		(b)	812,664
						4,551,004
		Utilities
EUR	500	Gas Natural Fenosa Finance BV	3.375		(b)	619,533
	1,200	IE2 Holdco SAU	2.875		06/01/26	1,552,871
						2,172,404
		Total Spain				8,357,986
		Sweden (0.3%)
		Diversified
SEK	12,000	Industrivarden AB, Series ICA	0.00	(e)	05/15/19	1,416,295
		Switzerland (0.5%)
		Basic Materials
	$800	Glencore Funding LLC (a)	3.875		10/27/27	754,510
		Finance
	1,125	Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,139,881
	950	UBS AG	5.125		05/15/24	970,956
						2,110,837
		Total Switzerland				2,865,347
		Taiwan (0.3%)
		Technology
	1,600	United Microelectronics Corp.	0.00	(e)	05/18/20	1,830,000
		United Kingdom (3.0%)
		Communications
EUR	750	Vodafone Group PLC	2.20		08/25/26	952,999
		Consumer, Cyclical
	1,500	International Consolidated Airlines Group SA, Series IAG	0.625		11/17/22	1,745,736
	850	International Game Technology PLC	4.75		02/15/23	1,129,562
GBP	750	Jaguar Land Rover Automotive PLC	3.875		03/01/23	1,040,437
	500	John Lewis PLC	4.25		12/18/34	709,887
						4,625,622

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Non-Cyclical
GBP	1,000	J Sainsbury PLC, Series SBRY	1.25%	11/21/19	$1,503,700
		Finance
EUR	400	Aviva PLC	3.875	07/03/44	528,675
	$1,000	HSBC Holdings PLC	4.375	11/23/26	993,138
	1,825	Lloyds Banking Group PLC	4.375	03/22/28	1,819,618
EUR	900	Lloyds Banking Group PLC	6.375	(b)	1,184,655
GBP	500	Nationwide Building Society	6.875	(b)	719,940
	$1,425	Santander UK PLC (a)	5.00	11/07/23	1,466,118
					6,712,144
		Industrials
	1,080	CEVA Group PLC (a)	4.00	05/01/18	1,080,483
		Utilities
GBP	750	NGG Finance PLC	5.625	06/18/73	1,153,380
		Total United Kingdom			16,028,328
		United States (17.0%)
		Communications
	$1,301	AT&T, Inc.	4.50	03/09/48	1,166,778
	1,175	AT&T, Inc. (a)	5.15	02/15/50	1,157,956
	1,100	Booking Holdings, Inc. (c)	0.90	09/15/21	1,392,930
	2,493	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	2,365,121
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	915,807
	750	CSC Holdings LLC	5.25	06/01/24	704,531
	1,475	Finisar Corp.	0.50	12/15/36	1,331,087
	700	Gray Television, Inc. (a)	5.125	10/15/24	669,375
	1,000	MDC Partners, Inc. (a)	6.50	05/01/24	988,750
	500	Sprint Capital Corp.	6.875	11/15/28	511,250
	2,700	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	2,733,750
	800	Verizon Communications, Inc.	4.672	03/15/55	735,540
	1,225	Zillow Group, Inc.	2.00	12/01/21	1,427,533
					16,100,408
		Consumer, Cyclical
	927	American Axle & Manufacturing, Inc. (c)	6.50	04/01/27	925,563
	1,000	Century Communities, Inc.	5.875	07/15/25	953,750
	785	Ferrellgas LP/Ferrellgas Finance Corp. (c)	6.75	01/15/22	743,788

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,400	General Motors Financial Co., Inc.	4.30%		07/13/25	$1,378,232
500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	502,500
425	Global Partners LP/GLP Finance Corp.	7.00		06/15/23	431,375
982	Hanesbrands, Inc. (a)	4.875		05/15/26	947,630
1,100	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. (a)	6.75		11/15/21	1,138,500
1,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25		06/01/26	1,007,500
575	Lear Corp.	5.25		01/15/25	605,760
3,904	Resort at Summerlin LP, Series B (f)(g)(h)(i)(j)(k)	13.00		12/15/07	0
1,000	Rite Aid Corp. (a)	6.125		04/01/23	1,017,500
1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125		08/15/21	1,015,875
600	Sonic Automotive, Inc.	5.00		05/15/23	581,250
750	Speedway Motorsports, Inc.	5.125		02/01/23	748,125
975	Wolverine World Wide, Inc. (a)	5.00		09/01/26	934,781
					12,932,129
	Consumer, Non-Cyclical
1,200	Acadia Healthcare Co., Inc.	5.125		07/01/22	1,206,000
1,150	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c)	5.50		04/01/23	1,142,812
1,525	Becton Dickinson and Co.	2.894		06/06/22	1,476,752
2,700	CVS Health Corp.	3.70		03/09/23	2,688,346
1,000	DexCom, Inc. (a)	0.75		05/15/22	1,028,010
625	Express Scripts Holding Co.	4.80		07/15/46	614,280
1,000	HCA, Inc.	4.50		02/15/27	960,000
975	Illumina, Inc. (c)	0.00	(e)	06/15/19	1,086,063
1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	865,109
950	Ionis Pharmaceuticals, Inc.	1.00		11/15/21	950,115
925	Jazz Investments I Ltd.	1.875		08/15/21	968,410
750	Lamb Weston Holdings, Inc. (a)	4.875		11/01/26	745,313
850	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)(c)	4.875		04/15/20	816,000
800	Tenet Healthcare Corp. (a)	5.125		05/01/25	781,000
					15,328,210
	Diversified
1,150	PetSmart, Inc. (a)	7.125		03/15/23	672,750

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Energy
$675	MPLX LP	4.00%	02/15/25	$668,666
750	Rockies Express Pipeline LLC (a)	6.875	04/15/40	870,000
1,375	Sabine Pass Liquefaction LLC	4.20	03/15/28	1,338,766
1,070	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	5.50	09/15/24	1,091,400
				3,968,832
	Finance
375	Bank of America Corp.	6.11	01/29/37	438,096
2,425	Bank of America Corp., MTN	4.25	10/22/26	2,405,734
3,000	Citigroup, Inc.	3.887	01/10/28	2,919,192
925	Citigroup, Inc.	5.50	09/13/25	989,796
1,375	Colony NorthStar, Inc.	5.00	04/15/23	1,280,537
2,000	Discover Financial Services	3.75	03/04/25	1,934,549
775	Extra Space Storage LP (a)(c)	3.125	10/01/35	865,288
1,330	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	1,616,616
1,125	Hunt Cos., Inc. (a)	6.25	02/15/26	1,077,187
1,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75	02/01/24	1,077,562
500	iStar, Inc.	6.50	07/01/21	510,000
1,000	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.875	04/15/22	1,002,500
1,825	JPMorgan Chase & Co.	4.125	12/15/26	1,809,857
999	Kennedy-Wilson, Inc.	5.875	04/01/24	989,010
1,000	Lions Gate Capital Holdings LLC (a)	5.875	11/01/24	1,028,750
525	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)	6.375	12/15/22	536,813
1,000	Post Holdings, Inc. (a)	5.00	08/15/26	940,000
750	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375	06/15/25	756,060
1,525	Synchrony Financial	3.95	12/01/27	1,420,862
				23,598,409
	Industrials
600	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25	12/15/19	603,750
1,350	General Electric Co., Series D	5.00	(b)	1,338,187
705	Kenan Advantage Group, Inc. (The) (a)	7.875	07/31/23	719,100
1,250	SBA Communications Corp.	4.875	09/01/24	1,204,687
500	Standard Industries, Inc. (a)	5.375	11/15/24	509,063

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$600	Summit Materials LLC/Summit Materials Finance Corp.	6.125%		07/15/23	$616,320
	700	XPO Logistics, Inc. (a)	6.125		09/01/23	727,125
						5,718,232
		Technology
	1,000	Allscripts Healthcare Solutions, Inc.	1.25		07/01/20	996,246
	2,625	Dell International LLC/EMC Corp. (a)	3.48		06/01/19	2,631,578
	1,000	First Data Corp. (a)	5.75		01/15/24	1,016,250
EUR	900	IQVIA, Inc.	3.25		03/15/25	1,106,664
	$1,275	Nuance Communications, Inc.	1.00		12/15/35	1,193,715
	1,375	Verint Systems, Inc.	1.50		06/01/21	1,338,423
	1,000	Western Digital Corp. (a)(c)	1.50		02/01/24	1,045,989
						9,328,865
		Utilities
	625	Calpine Corp. (c)	5.75		01/15/25	575,063
	765	NGL Energy Partners LP/NGL Energy Finance Corp. (c)	6.125		03/01/25	732,487
	1,000	NRG Energy, Inc.	6.625		01/15/27	1,033,750
						2,341,300
		Total United States				89,989,135
		Zambia (0.2%)
		Basic Materials
	1,350	First Quantum Minerals Ltd. (a)	7.50		04/01/25	1,339,943
		Total Corporate Bonds (Cost $196,695,983)				195,537,965
		Sovereign (23.1%)
		Argentina (2.2%)
ARS	92,000	Argentina POM Politica Monetaria	28.875	(l)	06/21/20	4,690,769
	$1,200	Argentine Republic Government International Bond	6.875		01/11/48	1,068,450
	1,800	Argentine Republic Government International Bond	7.50		04/22/26	1,890,900
	1,800	Provincia de Buenos Aires (c)	7.875		06/15/27	1,831,500
	2,200	Provincia de Entre Rios Argentina (a)	8.75		02/08/25	2,213,200
		Total Argentina				11,694,819
		Bermuda (0.1%)
	530	Bermuda Government International Bond (a)	4.854		02/06/24	555,822
		Brazil (1.6%)
BRL	29,300	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/27	8,548,623

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Cyprus (0.9%)
EUR	2,445	Cyprus Government International Bond	3.875%	05/06/22	$3,255,091
	1,000	Cyprus Government International Bond	4.25	11/04/25	1,372,682
		Total Cyprus			4,627,773
		Dominican Republic (0.5%)
	$2,500	Dominican Republic International Bond	5.50	01/27/25	2,515,000
		Egypt (0.7%)
EUR	800	Egypt Government International Bond (a)	4.75	04/16/26	964,807
	$1,700	Egypt Government International Bond (a)(c)	7.50	01/31/27	1,798,491
	690	Egypt Government International Bond (a)	7.903	02/21/48	701,241
		Total Egypt			3,464,539
		Greece (1.2%)
EUR	2,000	Hellenic Republic Government Bond	3.90	01/30/33	2,293,106
	3,200	Hellenic Republic Government Bond (a)	4.375	08/01/22	4,122,038
		Total Greece			6,415,144
		Hungary (0.5%)
HUF	94,000	Hungary Government Bond	3.00	10/27/27	377,694
	534,000	Hungary Government Bond	5.50	06/24/25	2,528,190
		Total Hungary			2,905,884
		India (0.5%)
	$3,000	Export-Import Bank of India (a)	3.875	02/01/28	2,851,185
		Indonesia (1.9%)
	2,300	Indonesia Government International Bond (a)	5.875	01/15/24	2,504,383
IDR	88,825,000	Indonesia Treasury Bond	9.00	03/15/29	7,342,630
		Total Indonesia			9,847,013
		Jamaica (0.5%)
	$2,300	Jamaica Government International Bond	7.625	07/09/25	2,668,000
		Kazakhstan (0.7%)
	1,800	KazMunayGas National Co., JSC	6.375	04/09/21	1,935,027
	500	KazMunayGas National Co., JSC	6.375	04/09/21	537,507
	1,080	KazMunayGas National Co., JSC (a)(c)	6.375	10/24/48	1,105,796
		Total Kazakhstan			3,578,330

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Malaysia (0.3%)
MYR	6,800	Malaysia Government Bond	3.955%	09/15/25	$1,709,248
		Mexico (2.4%)
MXN	100,000	Mexican Bonos, Series M	6.50	06/10/21	5,222,583
	96,000	Mexican Bonos, Series M	7.50	06/03/27	5,139,697
	$2,500	Petroleos Mexicanos	4.875	01/18/24	2,486,250
		Total Mexico			12,848,530
		New Zealand (1.2%)
NZD	3,960	New Zealand Government Bond	3.00	04/20/29	2,782,358
	4,300	New Zealand Government Bond	4.50	04/15/27	3,421,316
		Total New Zealand			6,203,674
		Poland (1.0%)
PLN	17,800	Republic of Poland Government Bond	2.25	04/25/22	5,098,320
		Portugal (2.4%)
EUR	3,100	Portugal Obrigacoes do Tesouro OT (a)	2.125	10/17/28	3,908,938
	6,000	Portugal Obrigacoes do Tesouro OT (a)	4.125	04/14/27	8,840,717
		Total Portugal			12,749,655
		Qatar (0.1%)
	$650	Qatar Government International Bond (a)	5.103	04/23/48	645,454
		Russia (1.8%)
RUB	438,000	Russian Federal Bond - OFZ	7.00	08/16/23	7,037,317
	161,000	Russian Federal Bond - OFZ	7.05	01/19/28	2,543,684
		Total Russia			9,581,001
		South Africa (1.8%)
ZAR	23,000	Republic of South Africa Government Bond	9.00	01/31/40	1,844,965
	100,000	South Africa Government Bond	8.00	01/31/30	7,687,926
		Total South Africa			9,532,891
		Ukraine (0.8%)
	$800	Ukraine Government International Bond (a)	7.375	09/25/32	740,248
	1,400	Ukraine Government International Bond	7.75	09/01/22	1,434,664
	950	Ukraine Government International Bond	7.75	09/01/26	939,445
	950	Ukraine Government International Bond	7.75	09/01/26	939,446
		Total Ukraine			4,053,803
		Total Sovereign (Cost $121,115,133)			122,094,708

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (0.0%)
$1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50%		10/01/32	$877
	Federal National Mortgage Association, Conventional Pools:
46		6.50		05/01/28 - 09/01/32	51,750
6		7.00		08/01/29 - 11/01/32	5,001
	Government National Mortgage Association, Various Pools:
14		7.50		07/20/25	14,856
49		8.00		02/15/22 - 05/15/30	52,696
	Total Agency Fixed Rate Mortgages (Cost $118,438)				125,180
	Asset-Backed Securities (12.4%)
1,410	ABFC Trust, 1 Month USD LIBOR + 1.05%	2.947	(l)	08/25/33	1,397,839
1,881	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	2.497	(l)	04/25/34	1,819,644
650	American Credit Acceptance Receivables Trust (a)	5.02		12/10/24	646,644
750	AMSR Trust, 1 Month USD LIBOR + 6.00% (a)	7.896	(l)	11/17/33	771,366
259	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	2.087	(l)	03/25/36	233,372
900	Bayview Opportunity Master Fund Trust (a)	3.82		04/28/33	900,562
702	Bear Stearns Asset-Backed Securities I Trust, 1 Month USD LIBOR + 0.26%	2.157	(l)	10/25/36	637,591
393	Bear Stearns Asset-Backed Securities Trust, 1 Month USD LIBOR + 0.32%	2.217	(l)	01/25/47	392,751
839	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	2.297	(l)	10/20/40	798,237
800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	3.897	(l)	07/25/44	824,636
2,000	Colony American Homes, 1 Month USD LIBOR + 3.00% (a)	4.897	(l)	07/17/32	2,009,370
	Conn's Receivables Funding LLC
1,600	(a)	4.52		11/15/20	1,609,513
1,300	(a)	7.40		10/15/21	1,317,235
1,265	Credit-Based Asset Servicing & Securitization LLC, 1 Month USD LIBOR + 0.15%	2.047	(l)	05/25/36	1,042,841
1,794	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	2.137	(l)	10/25/46	1,696,061
1,200	DT Auto Owner Trust (a)	5.42		03/17/25	1,204,119

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$691	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (a)	2.897	(l)%	11/25/30	$668,905
1,912	Equity One Mortgage Pass-Through Trust, 1 Month USD LIBOR + 0.48%	2.377	(l)	07/25/34	1,817,176
950	Exeter Automobile Receivables Trust (a)	6.40		07/17/23	998,044
1,550	Finance of America Structured Securities Trust (a)	6.00	(l)	11/25/27	1,507,390
500	Flagship Credit Auto Trust (a)	5.10		05/15/25	496,847
1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,236,094
2,425	GMAT Trust (a)	4.25		09/25/20	2,447,093
	GSAA Home Equity Trust
557		6.002		11/25/36	367,893
1,108		6.099		03/25/37	491,473
1,000	Home Partners of America Trust, 1 Month USD LIBOR + 3.78% (a)	5.676	(l)	10/17/33	1,016,203
450	InSite Issuer LLC (a)	6.414		11/15/46	450,553
	Invitation Homes Trust
1,500	1 Month USD LIBOR + 2.25% (a)	4.146	(l)	12/17/36	1,516,069
2,000	1 Month USD LIBOR + 3.15% (a)	5.046	(l)	06/17/32	2,003,758
1,800	1 Month USD LIBOR + 4.30% (a)	6.196	(l)	03/17/32	1,813,762
1,800	1 Month USD LIBOR + 4.75% (a)	6.646	(l)	08/17/32	1,818,213
2,464	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 0.24%	2.137	(l)	08/25/36	1,333,152
428	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	2.247	(l)	05/25/37	366,904
1,051	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	1,044,402
1,616	MFA Trust (a)	3.352		11/25/47	1,607,509
786	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	2.147	(l)	04/25/37	785,689
	NRZ Excess Spread-Collateralized Notes
739	(a)	4.374		01/25/23	733,209
1,510	(a)	4.593		02/25/23	1,503,029
1,000	Oak Hill Advisors Residential Loan Trust (a)	4.875		07/25/57	994,673
2,858	Oakwood Mortgage Investors, Inc.	7.405	(l)	06/15/31	1,034,133
500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	499,997
846	Option One Mortgage Loan Trust, 1 Month USD LIBOR + 0.795%	2.692	(l)	05/25/34	827,640
1,395	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	2.167	(l)	03/25/37	1,313,173

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	PNMAC GMSR Issuer Trust
$560	1 Month USD LIBOR + 2.35% (a)	4.248	(l)%	04/25/23	$562,100
700	1 Month USD LIBOR + 4.00% (a)	5.897	(l)	08/25/23	701,050
1,403	Pretium Mortgage Credit Partners I LLC (a)	3.327	(l)	12/30/32	1,400,459
900	Progress Residential Trust, 1 Month USD LIBOR + 4.22% (a)	6.116	(l)	01/17/34	925,012
750	Prosper Marketplace Issuance Trust (a)	4.87		06/17/24	750,309
600	PRPM LLC (a)	3.75	(l)	04/25/23	597,277
543	RAMP Trust, 1 Month USD LIBOR + 0.32%	2.217	(l)	11/25/35	507,297
1,600	Skopos Auto Receivables Trust (a)	4.77		04/17/23	1,595,449
239	Stanwich Mortgage Loan Co., LLC (a)	3.598		03/16/22	238,732
	Tricon American Homes Trust
1,000	(a)	4.216		01/17/36	981,944
600	(a)	5.151		09/17/34	603,336
1,359	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	2.157	(l)	03/25/36	1,337,231
1,300	Veros Automobile Receivables Trust (a)	3.98		04/17/23	1,279,696
764	VOLT LXII LLC (a)	3.125		09/25/47	758,674
1,505	VOLT LXIV LLC (a)	3.375		10/25/47	1,503,100
1,254	VOLT LXV LLC (a)	3.75		04/25/48	1,254,000
57	VOLT NPL X LLC (a)	4.75		10/26/54	57,576
214	VOLT XL LLC (a)	4.375		11/27/45	214,737
2,261	VOLT XXV LLC (a)	3.50		06/26/45	2,267,382
	Total Asset-Backed Securities (Cost $64,584,507)				65,530,125
	Collateralized Mortgage Obligations - Agency Collateral Series (0.6%)
	Federal Home Loan Mortgage Corporation
686	1 Month USD LIBOR + 5.05%	6.933	(l)	07/25/23	715,855
489	1 Month USD LIBOR + 5.25% (a)	7.133	(l)	07/25/26	512,180
	IO
8,422		1.097	(l)	01/25/31	719,350
12,000		1.764	(l)	01/25/41	839,413
	Federal National Mortgage Association, IO REMIC
1,888		1.531	(l)	03/25/44	90,760
2,932		1.586	(l)	10/25/39	128,361
706	6.55% - 1 Month USD LIBOR	4.653	(l)	08/25/41	98,783
2,100	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	4.353	(l)	12/20/42	298,634
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,066,628)				3,403,336

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Commercial Mortgage-Backed Securities (3.7%)
	$633	BAMLL Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 5.50% (a)	3.88	(l)%	12/15/31	$611,532
	1,000	BBCMS Trust, 1 Month USD LIBOR + 3.75% (a)	5.647	(l)	08/15/27	1,002,292
		COMM Mortgage Trust
	225	(a)	4.203	(l)	03/10/46	209,300
	139	(a)	4.892	(l)	07/15/47	123,423
	473	(a)	4.902	(l)	11/10/46	428,760
	1,800	1 Month USD LIBOR + 3.25% (a)	5.145	(l)	02/13/32	1,824,227
		Commercial Mortgage Pass-Through Certificates
	335	(a)	4.74	(l)	02/10/47	318,058
		IO
	4,517		0.922	(l)	02/10/47	114,359
	1,757	COOF Securitization Trust, IO (a)	2.912	(l)	10/25/40	164,536
	16,187	COOF Securitization Trust II, IO (a)	2.34	(l)	08/25/41	1,128,824
	31,675	GS Mortgage Securities Corp. II, IO (a)	0.61	(l)	10/10/32	647,149
	1,500	GS Mortgage Securities Trust (a)	4.66	(l)	11/10/47	1,301,997
	900	GSCCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 5.25% (a)	7.147	(l)	08/15/32	908,717
	443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	3.947	(l)	01/15/33	445,012
		JP Morgan Chase Commercial Mortgage Securities Trust
	1,000	1 Month USD LIBOR + 3.25% (a)	5.147	(l)	11/15/31	1,004,204
	800	1 Month USD LIBOR + 3.75% (a)	5.647	(l)	11/15/31	803,537
	496	(a)	6.441	(l)	02/12/51	506,146
		IO
	6,255		1.242	(l)	07/15/47	221,886
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.984	(l)	02/15/48	504,800
	236	(a)	4.106	(l)	09/15/47	202,296
	405	(a)	4.815	(l)	04/15/47	359,832
	725	(a)	4.817	(l)	08/15/47	632,702
	1,004	(a)	5.248	(l)	11/15/45	971,866
		IO
	3,780		1.215	(l)	08/15/47	186,802
		KGS-Alpha SBA COOF Trust, IO
	2,808	(a)	2.80	(l)	07/25/41	320,596
	2,174	(a)	2.897	(l)	04/25/40	180,294
EUR	1,200	Taurus Ltd., 3 Month EURIBOR + 4.50% (Germany)	4.40	(l)	02/01/26	1,462,414

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Wells Fargo Commercial Mortgage Trust
	$175	(a)	3.938%		08/15/50	$144,004
	900	(a)	4.509	(l)	04/15/50	735,664
	803	WFCG Commercial Mortgage Trust, 1 Month USD LIBOR + 3.141% (a)	5.038	(l)	11/15/29	804,742
		WFRBS Commercial Mortgage Trust
	108	(a)	3.692		11/15/47	75,961
	419	(a)	4.138	(l)	10/15/57	366,558
	250	(a)	4.276	(l)	05/15/45	229,174
	541	(a)	5.195	(l)	09/15/46	505,046
		Total Commercial Mortgage-Backed Securities (Cost $19,316,632)				19,446,710
		Mortgages - Other (11.3%)
		Aggregator of Loans Backed by Assets PLC
GBP	400	1 Month GBP LIBOR + 2.10%	2.632	(l)	04/24/49	549,165
	1,000	1 Month GBP LIBOR + 2.70%	3.232	(l)	04/24/49	1,382,556
		Alternative Loan Trust
	$189	1 Month USD LIBOR + 0.18%	2.077	(l)	05/25/47	184,429
	459	1 Month USD LIBOR + 0.50%	2.397	(l)	10/25/35	368,849
	284		2.875	(l)	10/25/35	247,999
	396		3.194	(l)	05/25/36	318,710
	151		3.428	(l)	08/25/35	141,818
	35		5.50		02/25/36	31,358
	532		6.00		04/25/36	415,109
	261		6.00		07/25/37	237,956
		PAC
	27		5.50		02/25/36	24,101
	76		6.00		04/25/36	64,408
		American Home Mortgage Investment Trust
	235	(a)	6.60		01/25/37	111,536
		IO
	3,004		2.078		05/25/47	515,249
	198	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	2.547	(l)	07/25/46	151,422
		Banc of America Funding Trust
	210		5.25		07/25/37	208,207
	102		6.00		07/25/37	85,078
		BCAP LLC Trust
	563	1 Month USD LIBOR + 0.18% (a)	2.077	(l)	07/26/35	535,892
	196	(a)	3.567	(l)	03/26/37	171,331
	609	Bear Stearns Structured Products, Inc. Trust	3.544	(l)	01/26/36	549,585

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Bear Stearns Trust
	$493		3.495	(l)%	05/25/36	$456,600
	117		3.701	(l)	05/25/47	108,661
	155	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	2.497	(l)	02/25/37	98,374
	102	ChaseFlex Trust	6.50		02/25/35	106,419
		CHL Mortgage Pass-Through Trust
	513		3.555	(l)	09/25/34	473,444
	700		3.61	(l)	02/19/34	709,541
	373		5.50		05/25/34	380,567
	1,302	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	1,225,316
	205	Citigroup Mortgage Loan Trust	3.726	(l)	11/25/36	194,838
		CSFB Mortgage-Backed Pass-Through Certificates
	799		6.50		12/25/33	853,610
	600		7.50		10/25/32	618,295
		CSMC Mortgage-Backed Trust
	1,006		5.587	(l)	04/25/37	490,464
	1,967		6.50		05/25/36	1,030,443
EUR	657	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.471	(l)	04/17/41	755,799
GBP	957	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.554	(l)	06/13/45	1,253,603
	614	Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.286	(l)	07/15/47	835,880
		Federal Home Loan Mortgage Corporation
	$720	1 Month USD LIBOR + 3.75%	5.647	(l)	09/25/24	829,647
	409	1 Month USD LIBOR + 4.00%	5.897	(l)	08/25/24	448,789
	56	First Horizon Alternative Mortgage Securities Trust	6.00		08/25/36	47,210
		GreenPoint Mortgage Funding Trust
	445	1 Month USD LIBOR + 0.16%	2.057	(l)	02/25/37	437,536
	535	1 Month USD LIBOR + 0.18%	2.077	(l)	01/25/37	505,939
	246	1 Month USD LIBOR + 0.29%	2.187	(l)	02/25/36	237,454
EUR	1,412	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.009	(l)	08/28/39	1,530,404
		GSR Mortgage Loan Trust
	$223		3.702	(l)	03/25/37	203,186
	33		3.785	(l)	05/25/35	32,692
	1,303		3.866	(l)	12/25/34	1,284,068
	826	HarborView Mortgage Loan Trust	3.688	(l)	05/19/33	841,118
EUR	1,117	Hipocat 11 FTA, 3 Month EURIBOR + 0.16% (Spain)	0.00	(l)	01/15/50	1,261,814

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Impac CMB Trust
	$127	1 Month USD LIBOR + 0.75%	2.647	(l)%	04/25/35	$97,350
	503	1 Month USD LIBOR + 0.78%	2.677	(l)	10/25/35	475,701
		JP Morgan Alternative Loan Trust
	278		6.00		12/25/35	269,388
	124		6.00		08/25/36	135,056
		Lehman Mortgage Trust
	40		5.50		11/25/35	38,663
	145		5.50		02/25/36	145,935
	142		5.50		02/25/36	123,965
	533		6.50		09/25/37	405,825
	958	Lehman XS Trust, 1 Month USD LIBOR + 0.22%	2.117	(l)	06/25/47	868,500
EUR	1,426	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.092	(l)	12/01/60	1,552,564
	$1,103	Luminent Mortgage Trust, 1 Month USD LIBOR + 0.23%	2.127	(l)	05/25/37	1,032,232
		Magnolia Finance XI DAC
EUR	1,637	3 Month EURIBOR + 2.75% (a)	2.75	(l)	04/20/20	1,967,523
		IO
	1,638	(a)	0.25		04/20/20	5,933
		Mansard Mortgages PLC
GBP	691	3 Month GBP LIBOR + 1.10%	1.886	(l)	10/15/48	889,081
	700	3 Month GBP LIBOR + 2.00%	2.606	(l)	12/15/49	966,636
		MASTR Adjustable Rate Mortgages Trust
	$496		3.663	(l)	02/25/36	481,071
	573	(a)	3.712	(l)	11/25/35	479,872
		MASTR Alternative Loan Trust
	1,409		5.50		02/25/35	1,491,305
	1,394		6.00		05/25/33	1,447,931
	77	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(l)	06/25/36	75,201
	2,281	Merrill Lynch Mortgage Investors Trust, IO (a)	1.426	(l)	02/25/36	162,276
	565	MortgageIT Trust, 1 Month USD LIBOR + 0.45%	2.347	(l)	10/25/35	559,150
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	260	1 Month USD LIBOR + 0.06%	1.957	(l)	10/25/36	214,026
	957		4.345	(l)	06/25/36	858,436
	2,300		5.755	(l)	06/25/36	1,258,879
GBP	1,000	Oncilla Mortgage Funding PLC, 3 Month GBP LIBOR + 1.90% (United Kingdom)	2.502	(l)	12/12/43	1,388,253
	1,000	Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.586	(l)	01/15/39	1,314,327

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$400	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85% (a)	4.747	(l)%	02/25/23	$403,080
		RALI Trust
	139		6.00		04/25/36	128,319
	191		6.00		08/25/36	175,982
	282		6.00		11/25/36	253,711
	525		6.00		11/25/36	471,961
	57		6.00		01/25/37	52,881
		PAC
	76		6.00		04/25/36	70,438
		Reperforming Loan REMIC Trust
	391	(a)	6.50		03/25/35	394,427
	560	(a)	7.50		11/25/34	565,428
	915	Residential Asset Securitization Trust	6.00		05/25/36	895,458
		ResLoC UK PLC
EUR	1,023	3 Month EURIBOR + 0.45%	0.123	(l)	12/15/43	1,111,028
GBP	727	3 Month GBP LIBOR + 0.22%	0.826	(l)	12/15/43	937,473
	$841	RFMSI Series Trust	6.00		07/25/36	825,057
GBP	874	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	1.072	(l)	06/12/44	1,143,691
	$499	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	2.517	(l)	07/20/33	480,945
	226	STARM Mortgage Loan Trust	3.656	(l)	10/25/37	214,095
		Structured Adjustable Rate Mortgage Loan Trust
	707		2.484	(l)	11/25/34	648,194
	203		3.605	(l)	06/25/37	200,523
	1,402	Structured Asset Mortgage Investments II Trust	1.803	(l)	04/19/35	1,338,462
	2,052	Structured Asset Securities Corp., IO (a)	2.873	(l)	07/25/35	172,575
	1,709	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	3.747	(l)	05/25/47	1,463,547
	2,276	TBW Mortgage-Backed Trust	6.50		07/25/36	1,587,096
EUR	1,300	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(l)	12/28/50	1,359,852
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.186	(l)	07/15/51	1,149,147
	$886	Washington Mutual Mortgage Pass-Through Certificates Trust, 12 Month Treasury Average + 0.97%	2.348	(l)	05/25/46	765,025
	809	Wells Fargo Alternative Loan Trust	3.979	(l)	07/25/37	798,953
		Total Mortgages - Other (Cost $55,532,003)				59,858,896

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	U.S. Treasury Security (0.3%)
$1,855	U.S. Treasury Note (Cost $1,793,023)	0.375%	01/15/27	$1,797,927
	Variable Rate Senior Loan Interests (5.1%)
1,390	Albertsons, LLC, Term B4, 1 Month USD LIBOR + 2.75%	4.651	08/25/21	1,379,216
1,243	Associated Asphalt Partners LLC, Term B, 1 Month USD LIBOR + 5.25%	7.151	04/05/24	1,199,340
1,437	BJ's Wholesale Club, Inc., Term B, 1 Month USD LIBOR + 3.50%	5.391	02/03/24	1,444,811
1,350	Calpine Corp., Term B6, 3 Month USD LIBOR + 2.50%	(m)	01/15/23	1,357,978
998	Chassix Holdings, Inc., Term B, 6 Month USD LIBOR + 5.50%	9.25	11/15/23	1,006,228
1,325	Commercial Vehicle Group, Inc., Term B, 1 Month USD LIBOR + 6.00%	7.901	04/12/23	1,334,623
1,612	Coveris Holdings S.A., Term B, 3 Month USD LIBOR + 4.25% (Luxembourg)	6.552	06/26/22	1,617,695
1,477	Gruden Acquisition, Inc., 1st Lien Term, 3 Month USD LIBOR + 5.50%	7.802	08/18/22	1,497,108
963	Kemet Electronic Corp., Term B, 1 Month USD LIBOR + 6.00%	7.901	04/28/24	980,547
1,247	Michael Baker International LLC, Term B, 1 Month USD LIBOR + 4.50%	6.398	11/21/22	1,251,551
698	Monitronics International, Inc., Term B2, 3 Month USD LIBOR + 5.50%	7.802	09/30/22	677,906
1,247	Navistar, Inc., Term B, 1 Month USD LIBOR + 3.50%	5.40	11/06/24	1,256,813
729	Neiman Marcus Group Ltd., LLC, Term Loan, 1 Month USD LIBOR + 3.25%	5.141	10/25/20	642,821
1,463	Office Depot, Inc., Term B, 3 Month USD LIBOR + 7.00%	9.125	11/08/22	1,494,185
1,247	Party City Holdings, Inc., Term B, 1 Month USD LIBOR + 2.75%	5.28	08/19/22	1,256,193
1,005	Pisces Midco, Inc., Term Loan, 3 Month USD LIBOR + 3.75%	6.089	04/12/25	1,015,995
750	Rackspace Hosting, Inc., Term B, 3 Month USD LIBOR + 3.00%	(m)	11/03/23	749,115
333	SAExploration Holdings, Inc., Term Loan	11.50	06/28/23	313,500
775	Scientific Games International, Inc., Term B5, 1 Month USD LIBOR + 2.75%	(m)	08/14/24	780,630

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$550	Shape Technologies Group, Inc., Term Loan, 1 Month USD LIBOR + 3.00%	4.897%	04/20/25	$553,781
	1,247	Surgery Center Holdings, Inc., Term B, 1 Month USD LIBOR + 3.25%	5.16	08/31/24	1,251,350
	645	syncreon Global Finance, Inc., Term B, 3 Month USD LIBOR + 4.25% (Netherlands)	6.609	10/28/20	597,151
	800	Titan Acquisition Ltd., Term B, 2 Month USD LIBOR + 3.00% (United Kingdom)	5.056	03/28/25	802,000
	1,200	Wells Enterprises, Inc., Term B, 3 Month USD LIBOR + 2.75%	4.627	03/21/25	1,221,000
	1,247	Windstream Services LLC, Term B6, 1 Month USD LIBOR + 4.00%	5.90	03/30/21	1,195,927
		Total Variable Rate Senior Loan Interests (Cost $26,602,758)			26,877,464
		Short-Term Investments (9.5%)
		Sovereign (0.5%)
		Egypt
EGP	9,450	Egypt Treasury Bills (n)	16.61	04/16/19	462,111
	46,550	Egypt Treasury Bills (n)	16.62	04/16/19	2,276,326
		Total Sovereign (Cost $2,732,804)			2,738,437
		U.S. Treasury Security (1.1%)
	$5,900	U.S. Treasury Bill (n)(o) (Cost $5,871,147)	1.80	08/09/18	5,869,845
NUMBER OF SHARES (000)
		Securities held as Collateral on Loaned Securities (2.6%)
		Investment Company (2.6%)
	13,602	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $13,601,894)			13,601,894
		Investment Company (5.3%)
	27,817	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $27,817,250)			27,817,250
		Total Short-Term Investments (Cost $50,023,095)			50,027,426
		Total Investments (Cost $538,848,200) (p)(q)		102.9%	544,699,737
		Liabilities in Excess of Other Assets		(2.9)	(15,125,717)
		Net Assets		100.0%	$529,574,020

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

    Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  MTN  Medium Term Note.

  OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  @  Value is less than $0.50.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2018.

  (c)  All or a portion of this security was on loan at April 30, 2018.

  (d)  Par is less than 500.

  (e)  Capital appreciation bond.

  (f)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

  (g)  Issuer in bankruptcy.

  (h)  Non-income producing security; bond in default.

  (i)  Illiquid security.

  (j)  Acquired through exchange offer.

  (k)  At April 30, 2018, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (l)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (m)  Unsettled Position. The contract rate does not take effect until settlement date.

  (n)  Rate shown is the yield to maturity at April 30, 2018.

  (o)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (p)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (q)  At April 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $25,859,715 and the aggregate gross unrealized depreciation is $15,085,161, resulting in net unrealized appreciation of $10,774,554.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2018:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group	AUD	25,476,492		$19,674,603	07/12/18	$489,328
Australia and New Zealand Banking Group	GBP	9,101,225		$12,863,717	07/12/18	290,310
Bank of America NA	BRL	21,398,360		$6,246,420	07/12/18	179,311
Bank of America NA	CHF	4,763,010		$4,935,000	07/12/18	98,828
Bank of America NA	IDR	71,336,036,780		$5,118,097	07/12/18	30,696
Bank of America NA	MXN	196,472,315		$10,511,038	07/12/18	120,076
Bank of America NA	NZD	8,723,132		$6,337,992	07/12/18	200,981
Bank of America NA	RUB	414,187,000		$6,720,978	07/12/18	198,189
Bank of America NA		$8,350,782	AUD	11,036,810	07/12/18	(39,424)
Bank of America NA		$16,039	EUR	13,200	07/12/18	(11)
Bank of America NA		$4,719	GBP	3,373	07/12/18	(59)
Bank of America NA		$115,599	PLN	400,500	07/12/18	(1,358)
Barclays Bank PLC	EUR	207,338		$252,512	07/12/18	766
Barclays Bank PLC	IDR	39,500,000,000		$2,776,801	07/12/18	(40,181)
Barclays Bank PLC		$1,960,600	RUB	123,000,000	07/12/18	(23,545)
BNP Paribas SA	EUR	86,993		$106,893	07/12/18	1,267
BNP Paribas SA	HUF	763,746,850		$3,055,232	07/12/18	101,928
BNP Paribas SA		$2,115,132	EUR	1,711,734	07/12/18	(36,773)
BNP Paribas SA	ZAR	90,662,913		$7,506,389	07/12/18	299,072
Goldman Sachs International	EUR	72,738,666		$90,274,504	07/12/18	1,956,447
Goldman Sachs International	RUB	77,400,000		$1,238,202	07/12/18	19,275
Goldman Sachs International		$1,831,989	ARS	38,600,000	07/12/18	(52,009)
HSBC Bank PLC	GBP	2,100,000		$2,937,396	07/12/18	36,231
JPMorgan Chase Bank NA	JPY	130,164,000		$1,218,693	07/12/18	22,125
Royal Bank of Canada	CAD	7,229		$5,720	07/12/18	80
Royal Bank of Canada	SEK	13,461,536		$1,612,310	07/12/18	66,522
UBS AG	MYR	15,404,000		$3,950,767	07/12/18	32,464
UBS AG	PLN	9,060,000		$2,600,545	07/12/18	16,199
UBS AG		$1,295,068	EUR	1,066,470	07/12/18	(178)
UBS AG		$262,822	MYR	1,030,000	07/12/18	(822)
UBS AG		$1,046,452	MYR	4,100,000	07/12/18	(3,539)
UBS AG		$5,416,675	NOK	42,090,000	07/12/18	(156,434)
						$3,805,762

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2018:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Ultra Bond	164	Jun-18	16,400	$25,768,500	$192,969
Australian 10 yr. Bond	172	Jun-18	17,200	16,560,926	92,518
German Euro Bund	2	Jun-18	200	383,388	145
Short:
U.S. Treasury Long Bond	10	Jun-18	(1,000)	(1,438,438)	(2,438)
U.S. Treasury 10 yr. Ultra Long Bond	16	Jun-18	(1,600)	(2,046,250)	3,469
UK Long Gilt Bond	17	Jun-18	(1,700)	(2,861,359)	(41,425)
U.S. Treasury 10 yr. Note	100	Jun-18	(10,000)	(11,962,500)	41,453
German Euro OAT	97	Jun-18	(9,700)	(18,016,868)	(235,446)
U.S. Treasury 5 yr. Note	443	Jun-18	(44,300)	(50,283,961)	157,388
U.S. Treasury 2 yr. Note	238	Jun-18	(47,600)	(50,467,156)	107,094
					$315,727

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at April 30, 2018:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/ RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00%	Monthly	5/11/63	$1,500	$(186,594)	$(100,239)	$(86,355)
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	3,000	(373,190)	(203,132)	(170,058)
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	4,096	(509,528)	(154,686)	(354,842)
Deutsche Bank AG CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	335	(71,268)	2,284	(73,552)
Goldman Sachs International CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	586	(124,666)	(401)	(124,265)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/ RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs International CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	$416	$(88,500)	$(59,884)	$(28,616)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	2,473	(307,633)	(94,806)	(212,827)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	2,431	(302,408)	(94,508)	(207,900)
Morgan Stanley & Co., LLC* CDX.NA.HY.30	NR	Buy	5.00	Quarterly	6/20/23	22,825	(1,708,943)	(1,450,719)	(258,224)
							$(3,672,730)	$(2,156,091)	$(1,516,639)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at April 30, 2018:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION
Morgan Stanley & 3 Month Semi-Annual/ Co., LLC*	LIBOR	Receive	2.28%	Quarterly	12/8/26	$8,000	$381,562	$—	$381,562
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	21,800	701,824	—	701,824
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	Semi-Annual/ Quarterly	12/8/46	1,100	91,657	—	91,657
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/ Quarterly	12/21/46	6,900	368,934	—	368,934
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	2,000	213,578	—	213,578
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	6,300	560,612	—	560,612
							$2,318,167	$—	$2,318,167

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  NR  Not rated.

  LIBOR  London Interbank Offered Rate.

  OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

Currency Abbreviations:

ARS  Argentine Peso.

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

DKK  Danish Krone.

EGP  Egyptian Pound.

EUR  Euro.

GBP  British Pound.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

JPY  Japanese Yen.

MXN  Mexican Peso.

MYR  Malaysian Ringgit.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

USD  United States Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2018 (unaudited)

Assets:
Investments in securities, at value (cost $497,429,056) (Including $14,401,402 for securities loaned)	$503,280,593
Investment in affiliate, at value (cost $41,419,144)	41,419,144
Total investments in securities, at value (cost $538,848,200)	544,699,737
Unrealized appreciation on open foreign currency forward exchange contracts	4,160,095
Receivable for:
Interest	4,889,377
Investments sold	2,540,509
Variation margin on open futures contracts	985,272
Shares of beneficial interest sold	695,116
Foreign withholding taxes reclaimed	40,181
Dividends from affiliate	21,940
Securities lending income	12,289
Upfront payment paid on open swap agreements	2,284
Prepaid expenses and other assets	135,072
Total Assets	558,181,872
Liabilities:
Collateral on securities loaned, at value	13,601,894
Unrealized depreciation on open swap agreements	1,258,415
Unrealized depreciation on open foreign currency forward exchange contracts	354,333
Payable to bank	1,270,997
Due to broker	2,856,000
Payable for:
Investments purchased	7,018,580
Shares of beneficial interest redeemed	832,780
Upfront payment received on open swap agreements	707,656
Advisory fee	139,718
Dividends to shareholders	109,934
Variation margin on open swap agreements	105,440
Trustees' fees	50,704
Distribution fee	41,864
Transfer and sub transfer agent fees	41,742
Administration fee	35,559
Deferred capital gain country tax	6,016
Accrued expenses and other payables	176,220
Total Liabilities	28,607,852
Net Assets	$529,574,020
Composition of Net Assets:
Paid-in-capital	$567,585,250
Net unrealized appreciation (Net of $6,016 of deferred capital gain country tax)	10,750,260
Accumulated undistributed net investment income	1,122,479
Accumulated net realized loss	(49,883,969)
Net Assets	$529,574,020
Class A Shares:
Net Assets	$88,524,343
Shares Outstanding (unlimited shares authorized, $0.01 par value)	15,659,592
Net Asset Value Per Share	$5.65
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.90
Class B Shares:
Net Assets	$315,843
Shares Outstanding (unlimited shares authorized, $0.01 par value)	55,586
Net Asset Value Per Share	$5.68
Class L Shares:
Net Assets	$7,837,254
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,386,527
Net Asset Value Per Share	$5.65
Class I Shares:
Net Assets	$253,132,683
Shares Outstanding (unlimited shares authorized, $0.01 par value)	44,265,861
Net Asset Value Per Share	$5.72
Class C Shares:
Net Assets	$24,828,870
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,397,051
Net Asset Value Per Share	$5.65
Class IS Shares:
Net Assets	$154,935,027
Shares Outstanding (unlimited shares authorized, $0.01 par value)	27,085,133
Net Asset Value Per Share	$5.72

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2018 (unaudited)

Net Investment Income: Income
Interest (net of $88,478 foreign withholding tax)	$11,736,876
Dividends from affiliate (Note 7)	152,802
Income from securities loaned - net	78,206
Total Income	11,967,884
Expenses
Advisory fee (Note 4)	859,050
Distribution fee (Class A shares) (Note 5)	104,170
Distribution fee (Class B shares) (Note 5)	1,521
Distribution fee (Class L shares) (Note 5)	20,341
Distribution fee (Class C shares) (Note 5)	121,663
Administration fee (Note 4)	214,762
Professional fees	113,416
Sub transfer agent fees and expenses (Class A shares)	37,594
Sub transfer agent fees and expenses (Class B shares)	307
Sub transfer agent fees and expenses (Class L shares)	3,537
Sub transfer agent fees and expenses (Class I shares)	54,389
Sub transfer agent fees and expenses (Class C shares)	6,120
Custodian fees (Note 8)	61,155
Registration fees	35,047
Shareholder reports and notices	25,102
Transfer agent fees and expenses (Class A shares) (Note 6)	13,118
Transfer agent fees and expenses (Class B shares) (Note 6)	1,326
Transfer agent fees and expenses (Class L shares) (Note 6)	1,624
Transfer agent fees and expenses (Class I shares) (Note 6)	5,389
Transfer agent fees and expenses (Class C shares) (Note 6)	1,536
Transfer agent fees and expenses (Class IS shares) (Note 6)	948
Trustees' fees and expenses	9,870
Other	59,434
Total Expenses	1,751,419
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(20,393)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,227)
Net Expenses	1,729,799
Net Investment Income	10,238,085

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2018 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	$5,390,812
Futures contracts	1,186,997
Swap agreements	(345,132)
Foreign currency forward exchange contracts	(4,600,479)
Foreign currency translation	(72,297)
Net Realized Gain	1,559,901
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of decrease in deferred capital gain country tax of $47,049)	(8,681,268)
Futures contracts	194,163
Swap agreements	3,637,628
Foreign currency forward exchange contracts	1,691,160
Foreign currency translation	(28,428)
Net Change in Unrealized Appreciation (Depreciation)	(3,186,745)
Net Loss	(1,626,844)
Net Increase	$8,611,241

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2018	FOR THE YEAR ENDED OCTOBER 31, 2017
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$10,238,085	$19,710,282
Net realized gain (loss)	1,559,901	(2,588,671)
Net change in unrealized appreciation (depreciation)	(3,186,745)	16,179,732
Net Increase	8,611,241	33,301,343
Dividends and Distributions to Shareholders from:
Net Investment Income
Class A shares	(1,257,891)	(2,017,703)
Class B shares	(3,753)	(10,632)
Class L shares	(110,544)	(205,904)
Class I shares	(3,841,602)	(5,120,385)
Class C shares	(281,939)	(443,338)
Class IS shares	(3,100,975)	(5,528,320)
Paid-in-capital
Class A shares	—	(730,352)
Class B shares	—	(3,848)
Class L shares	—	(74,531)
Class I shares	—	(1,853,435)
Class C shares	—	(160,476)
Class IS shares	—	(2,001,097)
Total Dividends and Distributions	(8,596,704)	(18,150,021)
Net increase (decrease) from transactions in shares of beneficial interest	(8,380,298)	34,355,439
Net Increase (Decrease)	(8,365,761)	49,506,761
Net Assets:
Beginning of period	537,939,781	488,433,020
End of Period (Including accumulated undistributed net investment income of $1,122,479 and dividends in excess of net investment income of $(518,902), respectively)	$529,574,020	$537,939,781

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser and/or sub-Adviser deems to be materially important environmental and/or social issues facing a company. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan

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Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

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D. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the

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term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2018:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$14,401,402	(a)	$—	$(14,401,402	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $13,601,894, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $1,116,375 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Financial Accounting Standards Board (FASB) Accounting Standard CodificationTM (ASC) 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

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The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2018:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$10,514,938	$—	$—	$—	$10,514,938
Sovereign	3,086,956	—	—	—	3,086,956
Total Borrowings	$13,601,894	$—	$—	$—	$13,601,894
Gross amount of recognized liabilities for securities lending transactions					$13,601,894

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair

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value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2018:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$195,537,965	$—	†	$195,537,965	†
Sovereign	—	122,094,708	—		122,094,708
Agency Fixed Rate Mortgages	—	125,180	—		125,180
Asset-Backed Securities	—	65,530,125	—		65,530,125
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,403,336	—		3,403,336
Commercial Mortgage-Backed Securities	—	19,446,710	—		19,446,710
Mortgages — Other	—	59,858,896	—		59,858,896
U.S. Treasury Security	—	1,797,927	—		1,797,927
Variable Rate Senior Loan Interests	—	26,877,464	—		26,877,464
Total Fixed Income Securities	—	494,672,311	—	†	494,672,311	†

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INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Short-Term Investments
Sovereign	$—	$2,738,437	$—		$2,738,437
U.S. Treasury Security	—	5,869,845	—		5,869,845
Investment Company	41,419,144	—	—		41,419,144
Total Short-Term Investments	41,419,144	8,608,282	—		50,027,426
Foreign Currency Forward Exchange Contracts	—	4,160,095	—		4,160,095
Futures Contracts	595,036	—	—		595,036
Interest Rate Swap Agreements	—	2,318,167	—		2,318,167
Total Assets	42,014,180	509,758,855	—	†	551,773,035 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(354,333)	—		(354,333)
Futures Contracts	(279,309)	—	—		(279,309)
Credit Default Swap Agreements	—	(1,516,639)	—		(1,516,639)
Total Liabilities	(279,309)	(1,870,972)	—		(2,150,281)
Total	$41,734,871	$507,887,883	$—	†	$549,622,754 †

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2018, the Fund did not have any investments transfer between investment levels.

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2018	$—	†

†  Includes one security which is valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission

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rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through

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either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the

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counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap

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valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2018:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$595,036	(a)	Variation margin on open futures contracts	$(279,309	)(a)
Credit Risk	Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreements	(1,258,415)
	Variation margin on open swap agreements	—		Variation margin on open swap agreement	(258,224	)(a)
Interest Rate Risk	Variation margin on open swap agreements	2,318,167	(a)	Variation margin on open swap agreements	—
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	4,160,095		Unrealized depreciation on open foreign currency forward exchange contracts	(354,333)
		$7,073,298			$(2,150,281)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2018 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$1,186,997	$—	$(184,912)
Credit Risk	—	—	(160,220)
Currency Risk	—	(4,600,479)	—
Total	$1,186,997	$(4,600,479)	$(345,132)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$194,163	$—	$2,932,925
Credit Risk	—	—	704,703
Currency Risk	—	1,691,160	—
Total	$194,163	$1,691,160	$3,637,628

At April 30, 2018, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contracts	$4,160,095	$(354,333)
Swap Agreements	—	(1,258,415)
Total	$4,160,095	$(1,612,748)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2018:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(d)	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$779,638	$—	$—	$779,638
Bank of America NA	828,081	(40,852)	(646,000)	141,229
Barclays Bank PLC	766	(766)	—	0
BNP Paribas SA	402,267	(36,773)	(365,494)	0
Goldman Sachs International	1,975,722	(52,009)	(1,640,000)	283,713
HSBC Bank PLC	36,231	—	—	36,231
JPMorgan Chase Bank NA	22,125	—	—	22,125
Royal Bank of Canada	66,602	—	(40,000)	26,602
UBS AG	48,663	(48,663)	—	0
Total	$4,160,095	$(179,063)	$(2,691,494)	$1,289,538

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(d)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$40,852	$(40,852)	$—	$0
Barclays Bank PLC	63,726	(766)	—	62,960
BNP Paribas SA	36,773	(36,773)	—	0
Credit Suisse International	611,255	—	(611,255)	0
Deutsche Bank AG	73,552	—	(69,225)	4,327
Goldman Sachs International	625,617	(52,009)	(573,608)	0
UBS AG	160,973	(48,663)	—	112,310
Total	$1,612,748	$(179,063)	$(1,254,088)	$179,597

(d)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended April 30, 2018, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$225,118,415
Futures Contracts:
Average monthly original value	$176,820,317
Swap Agreements:
Average monthly notional amount	$84,178,667

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C and 0.57% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2018, $1,227 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,697,692 at April 30, 2018.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2018, the distribution fee was accrued

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2018, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $3,106 and $2,309, respectively, and received $55,020 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2018, aggregated $247,331,338 and $247,243,982, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $16,791,609 and $15,339,114, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2018, advisory fees paid were reduced by $20,393 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2018 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2017	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2018
Liquidity Funds	$39,746,321	$177,441,476	$175,768,653	$152,802	$—	$—	$41,419,144

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2018, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $1,819. At April 30, 2018, the Fund had an accrued pension liability of $50,704, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2018		FOR THE YEAR ENDED OCTOBER 31, 2017
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,159,346	$17,949,310	1,791,274	$9,971,444
Conversion from Class B	—	—	40,355	223,154
Reinvestment of dividends	207,836	1,178,636	456,063	2,521,059
Redeemed	(1,666,050)	(9,470,989)	(4,257,512)	(23,570,938)
Net increase (decrease) — Class A	1,701,132	9,656,957	(1,969,820)	(10,855,281)
CLASS B SHARES
Exchanged	24,458	139,565	16,111	88,738
Conversion to Class A	—	—	(40,210)	(223,154)
Reinvestment of dividends	475	2,708	2,155	11,899
Redeemed	(34,205)	(195,316)	(56,401)	(313,079)
Net decrease — Class B	(9,272)	(53,043)	(78,345)	(435,596)
CLASS L SHARES
Exchanged	59,998	340,051	81,068	445,021
Reinvestment of dividends	18,989	107,659	50,146	276,904
Redeemed	(153,116)	(868,763)	(474,502)	(2,619,516)
Net decrease — Class L	(74,129)	(421,053)	(343,288)	(1,897,591)
CLASS I SHARES
Sold	12,828,167	73,728,778	13,859,892	77,732,645
Reinvestment of dividends	589,982	3,384,217	1,070,479	5,991,653
Redeemed	(6,957,729)	(39,954,826)	(8,363,090)	(46,744,025)
Net increase — Class I	6,460,420	37,158,169	6,567,281	36,980,273
CLASS C SHARES
Sold	665,138	3,769,249	956,361	5,296,285
Reinvestment of dividends	47,755	270,433	100,965	557,367
Redeemed	(430,748)	(2,441,263)	(891,115)	(4,930,117)
Net increase — Class C	282,145	1,598,419	166,211	923,535
CLASS IS SHARES
Sold	2,840,199	16,329,000	413,528	2,324,025
Reinvestment of dividends	540,318	3,100,805	1,345,634	7,529,039
Redeemed	(13,128,962)	(75,749,552)	(37,483)	(212,965)
Net increase (decrease) — Class IS	(9,748,445)	(56,319,747)	1,721,679	9,640,099
Net increase (decrease) in Fund	(1,388,149)	$(8,380,298)	6,063,718	$34,355,439

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 DISTRIBUTIONS PAID FROM:		2016 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME
$13,326,282	$4,823,739	$16,462,807

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund, a nondeductible expense and an expired capital loss

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2017:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(4,937,980)	$34,776,045	$(29,838,065)

At October 31, 2017, the Fund had no distributable earnings on a tax basis.

At October 31, 2017, the Fund had available for federal income tax purposes unused short-term capital losses of $6,030,312 and long term capital losses of $683,369 that do not have an expiration date.

In addition, at October 31, 2017, the Fund had available for federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$44,367,385	October 31, 2018

During the year ended October 31, 2017, the capital loss carryforwards of $29,800,962 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $1,705,082.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2018, the Fund did not have any borrowings under the Facility.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

12. Other

At April 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 32.6%.

13. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.66		$5.49		$5.51		$5.77		$5.65		$5.70
Income (loss) from investment operations:
Net investment income(2)	0.10		0.20		0.19		0.18		0.22		0.26
Net realized and unrealized gain (loss)	(0.03)		0.16		0.01		(0.21)		0.11		(0.06)
Total income (loss) from investment operations	0.07		0.36		0.20		(0.03)		0.33		0.20
Less distributions from:
Net investment income	(0.08)		(0.14)		(0.22)		(0.23)		(0.21)		(0.25)
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.08)		(0.19)		(0.22)		(0.23)		(0.21)		(0.25)
Net asset value, end of period	$5.65		$5.66		$5.49		$5.51		$5.77		$5.65
Total Return(3)	1.31	%(8)	6.66%		3.72%		(0.53)%		5.91%		3.53%
Ratios to Average Net Assets:
Net expenses	0.88	%(4)(9)	0.90	%(4)	0.88	%(4)(6)	1.04	%(4)	1.16	%(4)(5)	1.19	%(4)(5)
Net investment income	3.59	%(4)(9)	3.66	%(4)	3.46	%(4)(6)	3.16	%(4)	3.72	%(4)(5)	4.51	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$88,524		$78,970		$87,515		$112,333		$106,612		$68,732
Portfolio turnover rate	49	%(8)	84%		120%		102%		83%		91%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.20%	3.68%
October 31, 2013	1.31	4.39

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.90%	3.44%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.69		$5.52		$5.54		$5.79		$5.67		$5.72
Income (loss) from investment operations:
Net investment income(2)	0.08		0.16		0.15		0.15		0.18		0.22
Net realized and unrealized gain (loss)	(0.03)		0.16		0.01		(0.21)		0.11		(0.06)
Total income (loss) from investment operations	0.05		0.32		0.16		(0.06)		0.29		0.16
Less distributions from:
Net investment income	(0.06)		(0.10)		(0.18)		(0.19)		(0.17)		(0.21)
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.06)		(0.15)		(0.18)		(0.19)		(0.17)		(0.21)
Net asset value, end of period	$5.68		$5.69		$5.52		$5.54		$5.79		$5.67
Total Return(3)	0.92	%(8)	5.84%		2.94%		(1.01)%		5.15%		2.85%
Ratios to Average Net Assets:
Net expenses	1.58	%(4)(5)(9)	1.58	%(4)(5)	1.60	%(4)(5)(6)	1.68	%(4)(5)	1.84	%(4)(5)	1.77	%(4)(5)
Net investment income	2.87	%(4)(5)(9)	2.96	%(4)(5)	2.74	%(4)(5)(6)	2.63	%(4)(5)	3.10	%(4)(5)	3.91	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$316		$369		$790		$1,042		$1,502		$1,969
Portfolio turnover rate	49	%(8)	84%		120%		102%		83%		91%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class B shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2018	2.28%	2.17%
October 31, 2017	1.95	2.59
October 31, 2016	1.84	2.50
October 31, 2015	1.88	2.43
October 31, 2014	2.02	2.92
October 31, 2013	1.88	3.80

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.62%	2.72%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.66		$5.49		$5.51		$5.77		$5.65		$5.70
Income (loss) from investment operations:
Net investment income(2)	0.09		0.19		0.17		0.17		0.20		0.24
Net realized and unrealized gain (loss)	(0.02)		0.16		0.01		(0.21)		0.12		(0.06)
Total income (loss) from investment operations	0.07		0.35		0.18		(0.04)		0.32		0.18
Less distributions from:
Net investment income	(0.08)		(0.13)		(0.20)		(0.22)		(0.20)		(0.23)
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.08)		(0.18)		(0.20)		(0.22)		(0.20)		(0.23)
Net asset value, end of period	$5.65		$5.66		$5.49		$5.51		$5.77		$5.65
Total Return(3)	1.18	%(8)	6.41%		3.48%		(0.73)%		5.63%		3.16%
Ratios to Average Net Assets:
Net expenses	1.13	%(4)(9)	1.13	%(4)	1.11	%(4)(6)	1.25	%(4)	1.42	%(4)(5)	1.55	%(4)(5)
Net investment income	3.33	%(4)(9)	3.42	%(4)	3.23	%(4)(6)	2.94	%(4)	3.46	%(4)(5)	4.15	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$7,837		$8,263		$9,909		$12,834		$9,275		$5,942
Portfolio turnover rate	49	%(8)	84%		120%		102%		83%		91%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class L shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.44%	3.44%
October 31, 2013	1.67	4.03

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.13%	3.21%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.72		$5.55		$5.57		$5.82		$5.71		$5.75
Income (loss) from investment operations:
Net investment income(2)	0.11		0.22		0.21		0.18		0.23		0.27
Net realized and unrealized gain (loss)	(0.02)		0.16		0.00	(3)	(0.18)		0.11		(0.05)
Total income (loss) from investment operations	0.09		0.38		0.21		(0.00	)(3)	0.34		0.22
Less distributions from:
Net investment income	(0.09)		(0.16)		(0.23)		(0.25)		(0.23)		(0.26)
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.09)		(0.21)		(0.23)		(0.25)		(0.23)		(0.26)
Net asset value, end of period	$5.72		$5.72		$5.55		$5.57		$5.82		$5.71
Total Return(4)	1.63	%(9)	6.93%		4.00%		(0.17)%		6.19%		3.95%
Ratios to Average Net Assets:
Net expenses	0.56	%(5)(10)	0.57	%(5)	0.57	%(5)(7)	0.69	%(5)	0.80	%(5)(6)	0.94	%(5)(6)
Net investment income	3.90	%(5)(10)	3.99	%(5)	3.77	%(5)(7)	3.18	%(5)	3.88	%(5)(6)	4.77	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$253,133		$216,306		$173,507		$134,841		$29,761		$3,130
Portfolio turnover rate	49	%(9)	84%		120%		102%		83%		91%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class I shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.86%	3.82%
October 31, 2013	1.08	4.63

(7)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.60%	3.74%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				PERIOD FROM APRIL 30, 2015(2) TO
	APRIL 30, 2018		2017		2016(1)		OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.65		$5.49		$5.51		$5.73
Income (loss) from investment operations:
Net investment income(3)	0.08		0.16		0.15		0.03
Net realized and unrealized gain (loss)	(0.02)		0.15		0.01		(0.17)
Total income (loss) from investment operations	0.06		0.31		0.16		(0.14)
Less distributions from:
Net investment income	(0.06)		(0.10)		(0.18)		(0.08)
Paid-in-capital	—		(0.05)		—		—
Total distributions	(0.06)		(0.15)		(0.18)		(0.08)
Net asset value, end of period	$5.65		$5.65		$5.49		$5.51
Total Return(4)	1.15	%(8)	5.76%		3.03%		(2.48	)%(8)
Ratios to Average Net Assets:
Net expenses	1.57	%(5)(9)	1.58	%(5)(6)	1.58	%(5)(6)	1.74	%(5)(9)
Net investment income	2.90	%(5)(9)	2.98	%(5)(6)	2.76	%(5)(6)	1.22	%(5)(9)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.00	%(7)(9)
Supplemental Data:
Net assets, end of period, in thousands	$24,829		$23,255		$21,673		$10,269
Portfolio turnover rate	49	%(8)	84%		120%		102%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class C shares.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.61%	2.73%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,								PERIOD FROM SEPTEMBER 13, 2013(2) TO
	APRIL 30, 2018		2017		2016(1)		2015		2014		OCTOBER 31, 2013
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.72		$5.55		$5.57		$5.83		$5.71		$5.55
Income (loss) from investment operations:
Net investment income(3)	0.11		0.23		0.21		0.21		0.18		0.03
Net realized and unrealized gain (loss)	(0.02)		0.15		0.01		(0.22)		0.17		0.17
Total income (loss) from investment operations	0.09		0.38		0.22		(0.01)		0.35		0.20
Less distributions from:
Net investment income	(0.09)		(0.16)		(0.24)		(0.25)		(0.23)		(0.04)
Paid-in-capital	—		(0.05)		—		—		—		—
Total distributions	(0.09)		(0.21)		(0.24)		(0.25)		(0.23)		(0.04)
Net asset value, end of period	$5.72		$5.72		$5.55		$5.57		$5.83		$5.71
Total Return(4)	1.66	%(9)	6.99%		4.07%		(0.13)%		6.21%		3.70	%(9)
Ratios to Average Net Assets:
Net expenses	0.51	%(5)(10)	0.51	%(5)	0.49	%(5)(7)	0.64	%(5)	0.66	%(5)(6)	0.84	%(5)(6)(10)
Net investment income	3.90	%(5)(10)	4.05	%(5)	3.85	%(5)(7)	3.60	%(5)	3.06	%(5)(6)	4.54	%(5)(6)(10)
Rebate from Morgan Stanley affiliate	0.01	%(10)	0.01%		0.01%		0.00	%(8)	0.02%		0.00	%(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$154,935		$210,777		$195,039		$63,680		$40,579		$10
Portfolio turnover rate	49	%(9)	84%		120%		102%		83%		91%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class IS shares.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.97%	2.75%
October 31, 2013	1.91	3.47

(7)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.53%	3.81%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2018